Shareholder Report, Average Annual Return (Details) 193890_Innovator Growth Accelerated Plus ETF-October_TF_TSR Annual {TF}	12 Months Ended	49 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF®-October
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated Plus ETF-October NAV
Average Annual Return, Percent	22.28%	8.59%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	15.77%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	14.85%